Inventories - Summary of Inventories (Detail) - GBP (£) £ in Millions	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Classes Of Inventories [Abstract]
Consumables	£ 22		£ 24	£ 26
Work in progress	6		23	11
Finished goods	211		180	152
Inventories	£ 239	[1]	£ 227	£ 189

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements